NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED FEBRUARY 13, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

On February 12, 2013, Robert C. Doll, Jr., Anthony R. Burger and Scott M. Tonneson were named portfolio managers of Nuveen Santa Barbara Long/Short Equity Fund, replacing the fund’s former portfolio manager.

Robert C. Doll, Jr., joined Nuveen Asset Management, LLC (“NAM”) in November 2012 as Chief Equities Strategist and Senior Portfolio Manager. At the same time, he became a Portfolio Manager for Santa Barbara Asset Management, LLC (“SBAM”). Prior to joining NAM, Mr. Doll most recently was a Senior Advisor to BlackRock Advisors, LLC (“BlackRock”) and prior thereto served as BlackRock’s Chief Equity Strategist for Fundamental Equities and Lead Portfolio Manager of BlackRock’s Large Cap Series Funds. Prior to joining BlackRock, Mr. Doll was President and Chief Investment Officer of Merrill Lynch Investment Managers.

Anthony R. Burger, CFA, is a Senior Vice President of NAM and a Portfolio Manager for SBAM. He entered the financial services industry in 1994 and joined FAF Advisors, Inc. (“FAF”) in 2003. He joined NAM on January 1, 2011, in connection with the acquisition by Nuveen Investments, Inc. (“Nuveen”), of a portion of FAF’s asset management business, and became a dual employee of SBAM in February 2013.

Scott M. Tonneson, CFA, is a Vice President of NAM and a Portfolio Manager for SBAM. Mr. Tonneson began working in the financial industry in 1994 and joined FAF in 2007. Prior to that, he worked at Ameriprise Financial as a quantitative equity analyst, business analyst, and account analyst. He joined NAM on January 1, 2011, in connection with the acquisition by Nuveen of a portion of FAF’s asset management business, and became a dual employee of SBAM in February 2013.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBLSP-0213P

NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED FEBRUARY 13, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2012

On February 12, 2013, Robert C. Doll, Jr., Anthony R. Burger and Scott M. Tonneson were named portfolio managers of Nuveen Santa Barbara Long/Short Equity Fund, replacing the fund’s former portfolio manager.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBLSSAI-0213P